Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Allowance for uncollectable amounts	$ 33,760		$ 140,998	$ 119,936
Inventory reserve	190,000		290,000	443,387
Accumulated depreciation and amortization	4,347,020		4,100,163	3,305,891
Accumulated amortization of intangible assets	$ 28,602		$ 23,445	$ 13,129
Sales Revenue, Net [Member] | Entity C [Member]
Concentration risk, percentage	13.00%	15.00%
Sales Revenue, Net [Member] | Entity A [Member]
Concentration risk, percentage		27.00%